Schedule aged analysis of trade receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Trade receiavble gross	$ 135,187	$ 45,528
Trade receiavble specific allowance	35,115
Trade receiavble net	135,187	45,528
Trade receiavble gross	105,404	43,221
Trade receiavble specific allowance
Trade receiavble net	105,404	43,221
Individual impaired gross	35,115
Trade receiavble specific allowance Individual impaired	(35,115)
Individual impaired net
Trade receiavble gross	170,302	45,528
Trade receiavble specific allowance	(35,115)
Current [member]
IfrsStatementLineItems [Line Items]
Trade receiavble gross	29,783	2,307
Trade receiavble specific allowance
Trade receiavble net	29,783	2,307
Trade receiavble specific allowance
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receiavble gross	33,671	9,149
Trade receiavble specific allowance
Trade receiavble net	33,671	9,149
Trade receiavble specific allowance
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receiavble gross	8,257	4,199
Trade receiavble specific allowance
Trade receiavble net	8,257	4,199
Trade receiavble specific allowance
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receiavble gross	63,476	29,603
Trade receiavble specific allowance
Trade receiavble net	63,476	29,603
Trade receiavble specific allowance